Trade receivables	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Trade receivables
9. Trade receivables

	As at March 31,
	2019		2020
Trade receivables	₹	119,686	₹	124,460
Allowance for lifetime expected credit loss		(14,824)		(13,937)

	₹	104,862	₹	110,523
Non-current		4,373		6,049
Current		100,489		104,474
The activity in the allowance for lifetime expected credit loss is given below:

	As at March 31,
	2019		2020
Balance at the beginning of the year	₹	14,570	₹	14,824
Additions during the year, net (Refer to Note 25)		980		1,043
Charged against allowance		(772)		(2,139)
Translation adjustment		46		209

Balance at the end of the year	₹	14,824	₹	13,937